REVENUESHARES ETF TRUST

REVENUESHARES LARGE CAP FUND
REVENUESHARES MID CAP FUND
REVENUESHARES SMALL CAP FUND
REVENUESHARES FINANCIALS SECTOR FUND
REVENUESHARES ADR FUND
REVENUESHARES NAVELLIER OVERALL A-100 FUND

Supplement dated March 7, 2013 to the Prospectus dated October 29, 2012

Effective immediately, the website of the RevenueShares ETF Trust (the “Trust”) is www.revenueshares.com and the telephone number of the Trust is 1-888-854-8181.  All references to the Trust’s website and telephone number currently in the Prospectus are hereby superseded.

Please retain this Supplement with your Prospectus for future reference.